Restructuring Level 4 (Details) - Restructuring by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Cumulative restructuring costs, Incurred to Date	31
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	6
Restructuring charges	25
Payments	(22)
Accrued liability, Ending Balance	9
EPCD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	13
Cumulative restructuring costs, Incurred to Date	12
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	1
Restructuring charges	11
Payments	(5)
Accrued liability, Ending Balance	7
FPD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	20
Cumulative restructuring costs, Incurred to Date	19
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	2
Restructuring charges	17
Payments	(17)
Accrued liability, Ending Balance	2
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	2
Cumulative restructuring costs, Incurred to Date	0
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	3
Restructuring charges	(3)
Payments	0
Accrued liability, Ending Balance	$ 0